INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Federal - current portion	$ 0	$ 0
State - current portion	1,600	1,589
Federal and state - current portion	1,600	1,589
Federal - deferred portion	(1,180,434)	(582,782)
State - deferred portion	(391,865)	(193,502)
Federal and state - deferred portion	(1,572,299)	(776,284)
Change in valuation allowance	1,572,299	776,284
Provision for income taxes	$ 1,600	$ 1,589